Annual Operating Expenses - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Materials Portfolio - VIP Materials Portfolio - Initial Class	Aug. 04, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.69%